Cash and Cash Equivalents	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

Note 7. Cash and cash equivalents

The components of cash and cash equivalents are as follows:

	June 30, 2024	December 31, 2023
Cash and cash equivalents	2,942	3,059
Short-term investments	10,307	8,339
Total	13,249	11,398

Short-term investments in the Group consist of liquid investments earning interest based on 101% of CDI for both the period ended June 30, 2024, and year ended December 31, 2023. The short-term investments may be redeemed at any time, at the Company’s request, without substantial modification of its values.

Note 7. Cash and cash equivalents

The components of cash and cash equivalents at December 31, 2023, and 2022 are as follows:

	12/31/2023	12/31/2022
Cash and cash equivalents	3,059	2,537
Short-term investments	8,339	5,478
Total	11,398	8,015

Short-term investments in the Group consist of liquid investments earning interest based on 101% of CDI for both years ended December 31, 2023, and 2022. The short-term investments may be redeemed at any time, at the Company’s request, without substantial modification of its values.